Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events
Subsequent Events

13. Subsequent Events

The Company completed an evaluation of the impact of subsequent events through November 13, 2015, the date these financial statements were issued.

In October 2015, the Company entered into a formulation development and manufacturing contract with a manufacturer, whereby the manufacturer will provide enteric-coated tablets to the Company for use in animals. The total amount committed to be paid by the Company during 2015 and 2016 under this contract is estimated to be approximately $850,000.

15. Subsequent Events

        The Company completed an evaluation of the impact of subsequent events through March 20, 2015, the date these financial statements were issued. The following capital transactions have occurred. The effect of these transactions has not been included in the financial statements.

        In February 2015, the Company issued convertible promissory notes to two accredited investors in the aggregate principal amount of $250,000. These notes were issued pursuant to the convertible note purchase agreement dated December 23, 2014.

        See Note 5—"License Agreement" for a discussion of an amendment to the License Agreement in January 2015.

        See Note 7—"Commitments and Contingencies" for discussion of an amendment to the Transfer Agreement in February 2015.

        In March 2015, the Company amended the terms of its then outstanding convertible promissory notes and warrants as follows: it amended the terms of the notes issued in June and July 2014 to extend the maturity date to June 30, 2015, and fixed the conversion price at $5.60 per share unless the IPO is not consummated on, or prior to, June 30, 2015, then the conversion price will be $2.696 per share; it amended the terms of a warrant issued to Indena S.P.A. on June 26, 2014, to fix the exercise price at $6.30 per share, unless the IPO is not consummated on, or prior to, June 30, 2015, then the exercise price will be $2.696 per share; it amended the terms of a warrant issued pursuant to an August 26, 2014 Line of Credit Loan Agreement to fix the exercise price at $5.60 per share, unless the IPO is not consummated on, or prior to, June 30, 2015, then the exercise price will be $2.696 per share; it amended the terms of the warrants issued pursuant to the December 3, 2014 Amended and Restated Standby Financing Agreement to fix the exercise price at $5.60 per share, unless the IPO is not consummated on, or prior to, June 30, 2015, then the exercise price will be $2.696 per share; it amended the terms of the notes and warrants issued in December 2014 and February 2015 pursuant to a December 23, 2014 Purchase Agreement to fix the conversion price of the notes and exercise price of the warrants at $5.60 per share, respectively, unless the IPO is not consummated on, or prior to, June 30, 2015, in which case the conversion price of the notes and exercise price of the warrants will be $2.696 per share, respectively.

        In March 2015, the Company entered into a non-binding letter of intent with Dechra Pharmaceuticals PLC ("Dechra"), pursuant to which it agreed to negotiate a licensing agreement for rights to commercialize its leading prescription drug product candidate, Canalevia, for dogs in the European Union. In connection therewith, Dechra purchased $1.0 million of convertible promissory notes, the terms of which provide that such notes will automatically convert into shares of the Company's common stock upon the closing of the IPO at a conversion price of $5.60 per share. In connection with the purchase of the notes, the Company issued Dechra a warrant to purchase 89,285 shares at $5.60 per share, which expires December 31, 2017.

        In March 2015, the holders of $650,000 aggregate principal amount of convertible promissory notes issued in December 2014 irrevocably elected to have their notes automatically convert into shares of the Company's common stock upon the closing of the IPO at a conversion price of $5.60 per share.

        In March 2015, Indena S.p.A. agreed to delay payment of the fees payable by the end of March 2015 until the earlier of April 30, 2015 or the completion of the IPO.